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                                                            [HARTFORD LIFE]



                                                       Sharon Loghmani
                                                       Legal Specialist



September 20, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two -- Director Select Outlook
         File No. 333-39612

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 1 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on September 18, 2000.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-5910.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani